Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
Consolidated Assets And Liabilities Of Variable Interest Entities

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2022

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		AEP Texas Restoration Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$108.3	$90.2	$27.0		$21.1		$13.5
Net Property, Plant and Equipment	7.2	179.1	—		—		—
Other Noncurrent Assets	130.0	94.0	140.9	(a)	168.8	(b)	164.6	(c)
Total Assets	$245.5	$363.3	$167.9		$189.9		$178.1

LIABILITIES AND EQUITY
Current Liabilities	$25.4	$90.0	$73.2		$31.3		$29.3
Noncurrent Liabilities	219.4	273.3	90.4		157.4		146.9
Equity	0.7	—	4.3		1.2		1.9
Total Liabilities and Equity	$245.5	$363.3	$167.9		$189.9		$178.1

(a)Includes an intercompany item eliminated in consolidation of $16 million.
(b)Includes an intercompany item eliminated in consolidation of $7 million.
(c)Includes an intercompany item eliminated in consolidation of $2 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2022

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	Apple Blossom and Black Oak	Santa Rita East	Dry Lake
	(in millions)
ASSETS
Current Assets	$1,181.0	$194.5	$23.5	$8.3	$21.3	$4.0
Net Property, Plant and Equipment	—	—	482.3	216.5	421.6	142.6
Other Noncurrent Assets	9.0	0.3	2.7	13.6	0.1	0.3
Total Assets	$1,190.0	$194.8	$508.5	$238.4	$443.0	$146.9

LIABILITIES AND EQUITY
Current Liabilities	$1,087.8	$46.4	$22.8	$4.5	$9.6	$1.0
Noncurrent Liabilities	0.9	79.1	218.6	5.4	7.3	0.7
Equity	101.3	69.3	267.1	228.5	426.1	145.2
Total Liabilities and Equity	$1,190.0	$194.8	$508.5	$238.4	$443.0	$146.9

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2021

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		AEP Texas Restoration Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$77.2	$65.2	$24.9		$24.3		$16.0
Net Property, Plant and Equipment	51.8	118.6	—		—		—
Other Noncurrent Assets	104.1	57.2	208.3	(a)	192.6	(b)	187.8	(c)
Total Assets	$233.1	$241.0	$233.2		$216.9		$203.8

LIABILITIES AND EQUITY
Current Liabilities	$18.9	$65.1	$71.2		$36.1		$29.0
Noncurrent Liabilities	214.3	175.9	157.8		179.6		172.9
Equity	(0.1)	—	4.2		1.2		1.9
Total Liabilities and Equity	$233.1	$241.0	$233.2		$216.9		$203.8

(a)Includes an intercompany item eliminated in consolidation of $24 million.
(b)Includes an intercompany item eliminated in consolidation of $8 million.
(c)Includes an intercompany item eliminated in consolidation of $2 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2021

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	Apple Blossom and Black Oak	Santa Rita East	Dry Lake
	(in millions)
ASSETS
Current Assets	$996.6	$217.3	$38.8	$9.9	$7.6	$4.0
Net Property, Plant and Equipment	—	—	475.4	217.3	437.6	146.1
Other Noncurrent Assets	10.4	—	3.0	11.3	—	0.3
Total Assets	$1,007.0	$217.3	$517.2	$238.5	$445.2	$150.4

LIABILITIES AND EQUITY
Current Liabilities	$953.1	$37.5	$12.5	$6.6	$5.8	$0.9
Noncurrent Liabilities	0.9	82.3	216.9	5.2	7.0	0.6
Equity	53.0	97.5	287.8	226.7	432.4	148.9
Total Liabilities and Equity	$1,007.0	$217.3	$517.2	$238.5	$445.2	$150.4

SWEPCo's Investment In DHLC

	December 31,
	2022		2021
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from SWEPCo	$7.6	$7.6	$7.6	$7.6
Retained Earnings	0.4	0.4	23.8	23.8
SWEPCo’s Share of Obligations	—	36.8	—	50.3
Total Investment in DHLC	$8.0	$44.8	$31.4	$81.7

AEP's Investment In OVEC

	December 31,
	2022		2021
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from AEP	$4.4	$4.4	$4.4	$4.4
AEP’s Ratio of OVEC Debt (a)	—	478.2	—	492.0
Total Investment in OVEC	$4.4	$482.6	$4.4	$496.4
(a)Based on the Registrants’ power participation ratios APCo, I&M and OPCo’s share of OVEC debt was $173 million, $86 million and $219 million as of December 31, 2022 and $177 million, $89 million and $226 million as of December 31, 2021, respectively.
Purchased Power from OVEC

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
APCo	$119.3	$104.3	$94.4
I&M	59.7	52.2	47.2
OPCo	151.8	133.0	120.8

Billings from Significant Variable Interest

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP Texas	$236.8	$206.9	$199.4
AEPTCo	286.6	267.1	270.3
APCo	347.5	313.3	294.9
I&M	192.4	200.9	210.2
OPCo	272.5	234.9	232.8
PSO	142.3	123.7	113.2
SWEPCo	192.5	168.6	161.8

Carrying Amount and Classification of Variable Interest in Accounts Payable

	December 31,
	2022		2021
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
AEP Texas	$27.8	$27.8	$22.2	$22.2
AEPTCo	31.6	31.6	23.3	23.3
APCo	41.5	41.5	44.1	44.1
I&M	27.7	27.7	21.8	21.8
OPCo	31.1	31.1	25.5	25.5
PSO	17.7	17.7	13.7	13.7
SWEPCo	23.8	23.8	20.5	20.5